Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Revenue	€ 599.0	€ 537.8	€ 1,281.9	€ 1,155.6
Cost of sales	(417.7)	(377.5)	(901.7)	(804.6)
Gross profit	181.3	160.3	380.2	351.0
Other operating expenses	(81.6)	(84.6)	(183.1)	(174.0)
Exceptional items	(4.2)	(1.6)	(24.8)	(48.2)
Operating profit	95.5	74.1	172.3	128.8
Finance income	0.2	1.1	5.2	2.7
Finance costs	(16.7)	(16.4)	(33.7)	(32.8)
Net financing costs	(16.5)	(15.3)	(28.5)	(30.1)
Profit before tax	79.0	58.8	143.8	98.7
Taxation	(16.4)	(12.6)	(33.8)	(30.2)
Profit for the period	62.6	46.2	110.0	68.5
Equity owners of the parent	62.6	46.4	110.1	68.8
Non-controlling interests	€ 0.0	€ (0.2)	€ (0.1)	€ (0.3)
Earnings per share
Basic and diluted earnings per share (in euros per share)	€ 0.32	€ 0.24	€ 0.55	€ 0.37